RELATED PARTIES TRANSACTIONS	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
RELATED PARTIES TRANSACTIONS

5. RELATED PARTIES TRANSACTIONS

As of June 30, 2016 and September 30, 2015, the amount due to a related party, BioLite, Inc (“BioLite”) was $0 and $22,517 respectively.

As of June 30, 2016 and September 30, 2015, the amount due to shareholder, YuanGene Corporation, was $0 and $46,586 respectively.

Metu Brands, Inc [Member]
RELATED PARTIES TRANSACTIONS

Note 3 — Related Party Transactions

We have borrowed funds for our operations from certain major stockholders, directors and officers as disclosed below.

We have an unsecured demand note payable due of $9,000 to Shulamit Lazar, our sole officer and director for funds advanced the Company through the bankruptcy process. This is unsecured with a zero percent interest rate and is payable on demand.

As part of the bankruptcy sale Shulamit Lazar was awarded all 271 of the convertible preferred shares.

Shulamit Lazar received compensation of 30,000,000 shares valued at $30,000 during the year ended September 30, 2015.